SCHEDULE OF COMPONENTS OF THE DEFERRED TAX ASSETS (LIABILITIES) (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Deferred tax assets:
Net operating loss carryforwards	$ 244,702	$ 1,904,590	$ 1,246,723	$ 750,087
Deferred tax assets	244,702	1,904,590	1,246,723	750,087
Less: Valuation allowance	(244,702)	(1,904,590)	(1,246,723)	(750,087)
Total deferred tax assets, net